Accounts Receivable - Summary of Accounts Receivable Other (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Receivables from unconsolidated affiliates	$ 13,292	$ 12,816
Accrued unbilled other	12,075	14,021
Employee receivables	4,730	4,376
Other taxes receivable	2,483	28,743
Other	4,349	6,733
Accounts receivable—other	$ 36,929	$ 66,689